Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 27, 2014	Jun. 28, 2013	Jun. 27, 2014	Jun. 28, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net sales	$ 190,615	$ 176,196	$ 377,151	$ 355,865	$ 680,845	$ 655,020	$ 600,557
Cost of goods sold	148,993	134,789	293,485	274,044	527,371	515,154	469,943
Gross profit	41,622	41,407	83,666	81,821	153,474	139,866	130,614
Selling and administrative expenses	27,263	26,519	55,175	53,478	109,962	99,139	96,302
Newcomerstown fire gain - net (Note 13)		(4,635)		(2,916)	(12,483)	4,736	2,947
Impairment of long-lived assets						544	1,288
Loss on disposals of fixed assets-net	215	35	338	40	22	472	62
Restructuring (Note 3)	1,907	100	2,554	172	2,950	1,631	710
Transaction-related expenses (Note 1)	3,233	998	4,774	1,015
Multiemployer pension plan withdrawal expense (gain) (Note 15)		(696)		(696)	(696)	3,395
Operating income	9,004	19,086	20,825	30,728	53,719	29,949	29,305
Interest expense	(3,724)	(3,579)	(7,219)	(13,359)	(20,716)	(18,612)	(17,011)
Equity income	516	500	831	725	2,345	1,510	865
Gain from sale of joint ventures (Note 2)			3,508
Gain from involuntary conversion of property, plant and equipment (Note 13)				1,927	6,351	6,103	0
Other income (expense) - net	29	50	107	97	636	543	266
Income before income taxes	5,825	16,057	18,052	20,118	42,335	19,493	13,425
Tax provision	588	5,793	5,080	7,213	18,247	4,828	4,117
Net income	5,237	10,264	12,972	12,905	24,088	14,665	9,308
Accretion of preferred stock dividends and redemption premium		660		1,646	2,405	6,312	3,733
Net income available to common shareholders	$ 5,237	$ 9,604	$ 12,972	$ 11,259	$ 21,683	$ 8,353	$ 5,575
Net income per share available to common shareholders:
Basic and diluted	$ 5,237	$ 9,604	$ 12,972	$ 11,259	$ 21,683	$ 8,353	$ 5,575
Weighted average number of common shares outstanding:
Basic and diluted	1,000	1,000	1,000	1,000	1,000	1,000	1,000
Cash dividends paid per common share		$ 5,760		$ 30,722	$ 43,055